Tamarack Large Cap Growth Fund

Tamarack Mid Cap Growth Fund

Tamarack Small Cap Growth Fund

Tamarack Enterprise Fund

Tamarack Enterprise Small Cap Fund

Tamarack Microcap Value Fund

Tamarack Value Fund

Supplement dated August 15, 2006 to

Class A, Class C, Class R, and Class S Equity Funds Prospectus

dated January 28, 2006, as revised May 9, 2006

Average annual total return figures shown in the prospectus performance tables for Class A and Class C shares of the above funds were incorrect from January 15, 2005 through May 8, 2006. Beginning with the prospectuses dated January 28, 2006, as revised May 9, 2006, these figures were reflected correctly in the performance tables. The corrected information is also shown below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Tamarack Large Cap Growth Fund
Average Annual Total Returns (for the period ending December 31, 2005) [1,2]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3]	(2.90)%	(4.01)%	4.70%
Class A After Taxes on Distributions [3]	(2.90)%	(4.02)%	3.91%
Class A After Taxes on Distributions and Sale of Shares [3]	(1.89)%	(3.37)%	3.77%
Class C Before Taxes [4]	1.16%	NA	NA
Russell 1000 Growth Index	5.26%	(3.58)%	6.73%
S&P 500® Index	4.91%	0.54%	9.07%

Tamarack Mid Cap Growth Fund
Average Annual Total Returns (for the period ending December 31, 2005) [1,5]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3]	6.34%	4.38%	11.60%
Class A After Taxes on Distributions [3]	6.04%	3.54%	8.71%
Class A After Taxes on Distributions and Sale of Shares [3]	4.50%	3.55%	8.76%
Class C Before Taxes [4]	11.12%	N/A	N/A
Russell Midcap Growth Index	12.10%	1.38%	9.27%
S&P Midcap 400® Index	12.56%	8.60%	14.36%

Tamarack Small Cap Growth Fund
Average Annual Total Returns (for the period ending December 31, 2005) [1,6]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3]	(1.29)%	5.10%	10.66%
Class A After Taxes on Distributions [3]	(5.24)%	3.72%	8.46%
Class A After Taxes on Distributions and Sale of Shares [3]	4.31%	4.33%	8.45%
Class C Before Taxes [4]	3.08%	N/A	N/A
Russell 2000 Growth Index	4.15%	2.28%	4.69%
Russell 2000 Index	4.55%	8.22%	9.26%

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Tamarack Enterprise Fund
Average Annual Total Returns (for the period ending December 31, 2005) [7]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3,4]	(2.33)%	N/A	N/A
Class C Before Taxes [4]	1.93%	N/A	N/A
Russell 2000 Value Index	4.71%	13.55%	13.08%
Russell 2000 Index	4.55%	8.22%	9.26%

Tamarack Enterprise Small Cap Fund
Average Annual Total Returns (for the period ending December 31, 2005) [8]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3,4]	(8.47)%	N/A	N/A
Class C Before Taxes [4]	(4.37)%	N/A	N/A
Russell 2000 Index	4.55%	8.22%	9.26%

Tamarack Microcap Value Fund
Average Annual Total Returns (for the period ending December 31, 2005) [9]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3,4]	0.93%	N/A	N/A
Class C Before Taxes [4]	5.26%	N/A	N/A
Russell 2000 Value Index	4.71%	13.55%	13.08%
Russell 2000 Index	4.55%	8.22%	9.26%

Tamarack Value Fund
Average Annual Total Returns (for the period ending December 31, 2005) [10]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3,4]	(4.79)%	N/A	N/A
Class C Before Taxes [4]	(0.57)%	N/A	N/A
Russell 1000 Value Index	7.05%	5.28%	10.94%
S&P 500® Index	4.91%	0.54%	9.07%

[1]	Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower). The table assumes reinvestment of dividends and distributions.
[2]

The performance in the table for periods prior to April 19, 2004 reflects the performance of RBC Large Cap Equity Fund, the predecessor to Tamarack Large Cap Growth Fund. The quoted performance includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to December 31, 1990, and prior to the RBC Large Cap Equity Fund’s commencement of operations on October 1, 1996, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected.

[3]	Reflects 5.75% sales charge.
[4]	Class commenced operations on April 19, 2004.
[5]	The performance in the table for periods prior to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to Tamarack Mid Cap Growth Fund.
[6]

The performance in the table for periods prior to April 19, 2004 reflects the performance of RBC Small Cap Equity Fund, the predecessor to Tamarack Small Cap Growth Fund. The quoted performance includes the performance of a common trust fund (“CTF”) account advised by the Advisor (including its predecessor) and managed the same as the Fund in all material respects, for periods dating back to January 1, 1995, and prior to RBC Small Cap Equity Fund’s commencement of operations on May 2, 1997, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected.

[7]

The performance in the table for periods prior to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to Tamarack Enterprise Fund. The table assumes reinvestment of dividends and distributions.

[8]

The performance in the table for periods prior to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to Tamarack Enterprise Small Cap Fund. The table assumes reinvestment of dividends and distributions.

[9]

The performance in the table for periods prior to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to Tamarack Microcap Value Fund. The table assumes reinvestment of dividends and distributions.

[10]

The performance in the table for periods prior to April 19, 2004 reflects the performance of Babson Value Fund, the predecessor to Tamarack Value Fund. The table assumes reinvestment of dividends and distributions.

536455-SUP

Tamarack Distributors, Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402-1240

Tamarack Government Income Fund

Tamarack Quality Fixed Income Fund

Tamarack Tax-Free Income Fund

Supplement dated August 15, 2006 to

Class A, Class C, Class R, and Class S Fixed Income Funds Prospectus

dated January 28, 2006, as revised May 9, 2006

Average annual total return figures shown in the prospectus performance tables for Class A and Class C shares of the above funds were incorrect from January 15, 2005 through May 8, 2006. Beginning with the prospectuses dated January 28, 2006, as revised May 9, 2006, these figures were reflected correctly in the performance tables. The corrected information is also shown below. Shareholders and prospective shareholders should keep a copy of this supplement for future reference.

Tamarack Government Income Fund
Average Annual Total Returns (for the period ending December 31, 2005) [1,2]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3]	(2.73)%	3.41%	4.35%
Class A After Taxes on Distributions [3]	(3.85)%	1.99%	2.49%
Class A After Taxes on Distributions and Sale of Shares [3]	(1.78)%	2.11%	2.58%
Class C Before Taxes [4]	(0.65)%	N/A	N/A
Lehman Brothers Intermediate Government Index	1.68%	4.82%	5.50%

Tamarack Quality Fixed Income Fund
Average Annual Total Returns (for the period ending December 31, 2005) [1,5]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3]	(1.74)%	3.54%	4.23%
Class A After Taxes on Distributions [3]	(3.15)%	1.67%	2.24%
Class A After Taxes on Distributions and Sale of Shares [3]	(1.14)%	1.94%	2.41%
Class C Before Taxes [4]	0.52%	N/A	N/A
Lehman Brothers U.S. Aggregate Bond Index	2.43%	5.87%	6.12%

Tamarack Tax-Free Income Fund
Average Annual Total Returns (for the period ending December 31, 2005) [6]	Past Year	Past 5 Years	Past 10 Years
Class A Before Taxes [3,4]	(2.70)%	N/A	N/A
Class C Before Taxes [4]	(0.65)%	N/A	N/A
Lehman Brothers Municipal Quality Intermediate 3-15 Year Index	2.25%	3.70%	5.42%
Lehman Brothers Municipal Bond Index	3.51%	5.59%	5.71%

[1]	Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower). The table assumes reinvestment of dividends and distributions.
[2]	The performance in the table for periods prior to April 19, 2004 reflects the performance of RBC Government Income Fund, the predecessor to Tamarack Government Income Fund.
[3]	Reflects 3.75% sales charge.
[4]	Class commenced operations on April 19, 2004.
[5]	The performance in the table for periods prior to April 19, 2004 reflects the performance of RBC Quality Income Fund, the predecessor to Tamarack Quality Fixed Income Fund.
[6]

The performance in the table for periods prior to April 19, 2004 reflects the performance of D.L. Babson Tax-Free Income Fund, the predecessor to Tamarack Tax-Free Income Fund. The table assumes reinvestment of dividends and distributions.

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Tamarack Distributors, Inc.
100 South Fifth Street, Suite 2300
Minneapolis, MN 55402-1240